Subsequent Events - Redemption of Subordinated Debentures (Details) - Redemption of Outstanding Debt - Series 2016-1 Subordinated Unsecured 3.10% Fixed/Floating Debentures $ in Millions	Feb. 19, 2021 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Subordinated debt to be redeemed	$ 350
Interest rate	3.10%